Goodwill and Other Intangible Assets (Intangible Assets Other than Goodwill) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Amortized intangible assets, Gross carrying amount	¥ 1,520,973	¥ 1,446,115
Amortized intangible assets, Accumulated amortization	1,180,792	1,111,349
Amortized intangible assets, Net carrying amount	340,181	334,766
Indefinite-lived intangible assets, Gross carrying amount	16,337	17,698
Indefinite-lived intangible assets, Accumulated amortization
Indefinite-lived intangible assets, Net carrying amount	16,337	17,698
Patents [Member]
Amortized intangible assets, Gross carrying amount	100,080	106,815
Amortized intangible assets, Accumulated amortization	84,459	87,526
Amortized intangible assets, Net carrying amount	15,621	19,289
Software [Member]
Amortized intangible assets, Gross carrying amount	727,016	691,856
Amortized intangible assets, Accumulated amortization	612,361	580,138
Amortized intangible assets, Net carrying amount	114,655	111,718
Software for Internal Use [Member]
Amortized intangible assets, Gross carrying amount	512,515	473,621
Amortized intangible assets, Accumulated amortization	377,550	343,733
Amortized intangible assets, Net carrying amount	134,965	129,888
Other [Member]
Amortized intangible assets, Gross carrying amount	181,362	173,823
Amortized intangible assets, Accumulated amortization	106,422	99,952
Amortized intangible assets, Net carrying amount	¥ 74,940	¥ 73,871